Premiums Receivable and Other Insurance Assets (Tables)	12 Months Ended
Dec. 31, 2012
Premiums Receivable and Other Insurance Assets [Abstract]
Premiums Receivable and Other Insurance Assets [Table Text Block]
Premiums receivable and other insurance assets consisted of the following.

December 31, ($ in millions)	2012	2011
Prepaid reinsurance premiums	$236	$218
Reinsurance recoverable on unpaid losses	234	321
Reinsurance recoverable on paid losses	40	54
Premiums receivable	108	288
Deferred policy acquisition costs	991	972
Total premiums receivable and other insurance assets	$1,609	$1,853